Trade Receivables (Tables)	9 Months Ended
Sep. 30, 2022
Trade Receivables [Abstract]
Schedule of trade receivables
		As of
	Notes	September 30, 2022	December 31, 2021

Credit card operators	6.1	184	75
Credit card operators with related parties	9.1	92	24
Sales ticket and payment slips	6.2	154	118
Trade receivables with related parties	9.1	13	31
Trade receivables with suppliers/payment slips		19	23
		462	271
Provision for expected credit losses	6.3	(8)	(6)
		454	265

Schedule of trade receivables by their gross amount by maturity period
			Overdue
	Total	Due	Less than 30 days	> 90 days
09/30/2022	462	460	1	1
12/31/2021	271	269	1	1

Schedule of provision for expected credit losses
	For the nine-month period ended September 30,
	2022	2021
At the beginning of the period	(6)	(4)
Additions	(25)	(23)
Reversals	23	21
At the end of the period	(8)	(6)